Share-Based Compensation - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Details)	Oct. 16, 2025 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility	48.38%
Stock price ($)	$ 8.4
Time to maturity (in year)	10 years
Risk free rate	3.975%
Dividend yield	0.00%